RETIREMENT BENEFIT OBLIGATION (Details 2) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement1 [Line Items]
Present value of unfunded obligations	$ 1,613	$ 1,819
Present value of obligations in excess of plan assets	$ 1,613	$ 1,819